Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,794	$ 3,858	$ 14,270	$ 12,145
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	48	77	146	232
Past service costs				(1)
Net interest expense (income)	(40)	(21)	(121)	(63)
Administrative expense	3	3	9	10
Defined benefit pension expense	11	59	34	178
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	84	58	245	188
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	95	117	279	366
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	8	11	24	28
Past service costs				2
Net interest expense (income)	19	16	58	47
Remeasurements of other long-term benefits	(1)	(10)	2	(23)
Defined benefit pension expense	26	17	84	54
Total pension and other post-employment benefit expense	$ 26	$ 17	$ 84	$ 54